Plant and equipment - Additional information (Details) - USD ($)		12 Months Ended
	Jan. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Amortization expenses		$ 4,251,274	$ 1,603,654	$ 804,206
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Transfer to R&D	$ 894,316	(896,287)
Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Transfer to R&D	$ 38,022	$ (38,241)